Restructuring And Related Charges (Narrative) (Details) $ in Millions	Sep. 30, 2018 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges since initiative inception	$ 111.6
PET Rightsizing Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges since initiative inception	20.3
HHI Distribution Center Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges since initiative inception	79.4
HHI Distribution Center Consolidation [Member] | Anticipated To Be Incurred Through December 31, 2018 [Member]
Restructuring Cost and Reserve [Line Items]
Expected restructuring and related charges	$ 83.0